As filed with the Securities and Exchange Commission on February 27, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

MELODIE B. ZAKALUK
RAINIER INVESTMENT MANAGEMENT, LLC
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Rainier Small/Mid Cap Equity Fund
Schedule of Investments
December 31, 2013 (Unaudited)

COMMON STOCKS (99.5%)	Shares	Value
CONSUMER DISCRETIONARY (20.4%)
AMC Networks, Inc. Cl. A*	279,150	$19,012,907
Arctic Cat, Inc.	61,961	3,530,538
BorgWarner, Inc.	440,760	24,642,892
Brunswick Corp.	351,850	16,206,211
Dillard's, Inc. Cl. A	185,700	18,051,897
Dunkin' Brands Group, Inc.	306,940	14,794,508
Entravision Communications Corp. Cl. A	1,145,880	6,978,409
Fortune Brands Home & Security, Inc.	854,170	39,035,569
Harman International Industries, Inc.	344,450	28,193,233
La-Z-Boy, Inc.	437,850	13,573,350
Lennar Corp. Cl. A	375,290	14,846,472
Lions Gate Entertainment Corp.^	377,650	11,956,399
Live Nation Entertainment, Inc.*	684,800	13,531,648
Mohawk Industries, Inc.*	265,310	39,504,659
Nu Skin Enterprises, Inc. Cl. A	119,420	16,506,232
PVH Corp.	103,650	14,098,473
Ralph Lauren Corp.	31,270	5,521,344
SodaStream International Ltd.*^	82,650	4,102,746
Steven Madden Ltd.*	42,220	1,544,830
Tenneco, Inc.*	432,090	24,443,331
The Cheesecake Factory, Inc.	236,340	11,408,132
The Finish Line, Inc.	7,630	214,937
Under Armour, Inc. Cl. A*	102,720	8,967,456
Urban Outfitters, Inc.*	164,510	6,103,321
WABCO Holdings, Inc.*	123,930	11,576,301
Winnebago Industries, Inc.*	327,660	8,994,267
Total Consumer Discretionary		377,340,062

CONSUMER STAPLES (3.9%)
Boulder Brands, Inc.*	377,720	5,990,639
Church & Dwight Co., Inc.	283,830	18,812,252
GNC Holdings, Inc. Cl. A	165,260	9,659,447
Green Mountain Coffee Roasters, Inc.*	137,530	10,394,518
Susser Holdings Corp.*	193,130	12,648,084
The Hain Celestial Group, Inc.*	154,900	14,061,822
Total Consumer Staples		71,566,762

ENERGY (6.4%)
FMC Technologies, Inc.*	158,000	8,249,180
Matador Resources Co.*	780,440	14,547,402
Oasis Petroleum, Inc.*	803,040	37,718,789
Oceaneering International, Inc.	210,890	16,635,003
SM Energy Co.	390,460	32,451,130
Tesoro Corp.	152,810	8,939,385
Total Energy		118,540,889

FINANCIAL SERVICES (21.5%)
Affiliated Managers Group, Inc.*	127,000	27,543,760
Alliance Data Systems Corp.*	58,520	15,386,664
BankUnited, Inc.	277,580	9,137,934

	Shares	Value
FINANCIAL SERVICES (21.5%) (Continued)
Brown & Brown, Inc.	489,560	$15,367,288
Columbia Banking Systems, Inc.	880,110	24,211,826
CubeSmart	341,580	5,444,785
Euronet Worldwide, Inc.*	217,690	10,416,466
Evercore Partners, Inc. Cl. A	384,990	23,014,702
First Republic Bank	123,680	6,474,648
FleetCor Technologies, Inc.*	95,660	11,208,482
Glacier Bancorp, Inc.	507,030	15,104,424
Home BancShares, Inc.	181,880	6,793,218
Invesco Ltd.^	451,230	16,424,772
Jones Lang LaSalle, Inc.	318,940	32,656,267
LaSalle Hotel Properties	577,930	17,834,920
Mid-America Apartment Communities, Inc.	310,340	18,850,052
Ocwen Financial Corp.*	531,690	29,482,210
Pinnacle Financial Partners, Inc.	425,970	13,856,804
Potlatch Corp.	321,870	13,434,854
Protective Life Corp.	182,070	9,223,666
Raymond James Financial, Inc.	382,120	19,942,843
Signature Bank*	170,960	18,364,523
Strategic Hotels & Resorts, Inc.*	1,735,370	16,399,247
Vantiv, Inc. Cl. A*	483,110	15,754,217
WisdomTree Investments, Inc.*	260,410	4,611,861
Total Financial Services		396,940,433

HEALTH CARE (10.5%)
Actavis plc*^	87,670	14,728,560
Akorn, Inc.*	488,300	12,026,829
BioMarin Pharmaceutical, Inc.*	124,390	8,740,885
Catamaran Corp.*^	391,430	18,585,096
Illumina, Inc.*	126,060	13,944,757
Incyte Corp.*	149,260	7,557,034
Isis Pharmaceuticals, Inc.*	333,230	13,275,883
Medivation, Inc.*	116,180	7,414,608
NPS Pharmaceuticals, Inc.*	348,880	10,591,997
Perrigo Co. plc^	225,630	34,625,180
ResMed, Inc.	237,700	11,190,916
Salix Pharmaceuticals Ltd.*	128,730	11,577,976
Seattle Genetics, Inc.*	206,430	8,234,493
The Cooper Cos., Inc.	179,010	22,168,598
Total Health Care		194,662,812

MATERIALS AND PROCESSING (5.8%)
Apogee Enterprises, Inc.	358,180	12,862,244
Eagle Materials, Inc.	333,350	25,811,290
Hexcel Corp.*	588,010	26,278,167
Martin Marietta Materials, Inc.	89,630	8,957,622
Methanex Corp.^	259,450	15,369,818
Packaging Corp. of America	293,560	18,576,477
Total Materials and Processing		107,855,618

PRODUCER DURABLES (16.4%)
A.O. Smith Corp.	411,580	22,200,625
Air Lease Corp.	560,260	17,412,881
B/E Aerospace, Inc.*	390,360	33,973,031
Genesee & Wyoming, Inc. Cl. A*	258,810	24,858,701
ITT Corp.	321,380	13,954,320

	Shares	Value
PRODUCER DURABLES (16.4%) (Continued)
Kansas City Southern	90,200	$11,169,466
Kennametal, Inc.	197,070	10,261,435
Kirby Corp.*	132,580	13,158,565
Korn/Ferry International*	635,360	16,595,603
Littelfuse, Inc.	158,810	14,758,213
MasTec, Inc.*	523,010	17,112,887
Quanta Services, Inc.*	895,900	28,274,604
Saia, Inc.*	377,800	12,108,490
Southwest Airlines Co.	778,330	14,663,737
United Rentals, Inc.*	460,890	35,926,375
Wabtec Corp.	233,910	17,372,496
Total Producer Durables		303,801,429

TECHNOLOGY (13.0%)
Amphenol Corp. Cl. A	217,210	19,370,788
Avago Technologies Ltd.	335,610	17,750,413
Cadence Design Systems, Inc.*	797,220	11,177,024
Cavium, Inc.*	220,130	7,596,686
Ciena Corp.*	314,110	7,516,652
CommVault Systems, Inc.*	148,130	11,091,974
Concur Technologies, Inc.*	169,570	17,496,233
Envestnet, Inc.*	142,980	5,762,094
F5 Networks, Inc.*	164,490	14,945,562
Fortinet, Inc.*	381,100	7,290,443
Gartner, Inc.*	277,260	19,699,323
Microchip Technology, Inc.	358,890	16,060,328
NCR Corp.*	433,990	14,781,699
NXP Semiconductors NV*^	642,530	29,511,403
ServiceNow, Inc.*	101,100	5,662,611
The Ultimate Software Group, Inc.*	107,040	16,400,669
TIBCO Software, Inc.*	393,790	8,852,399
Web.com Group, Inc.*	272,370	8,658,642
Total Technology		239,624,943

UTILITIES (1.6%)
ALLETE, Inc.	147,320	7,348,322
American Water Works Co., Inc.	529,090	22,359,343
Total Utilities		29,707,665

TOTAL COMMON STOCKS
(cost $1,483,432,624)		$1,840,040,613

SHORT-TERM INVESTMENT (0.5%)
MONEY MARKET MUTUAL FUND (0.5%)
First American Treasury Obligations Fund
0.000% **	9,749,146	9,749,146
TOTAL SHORT-TERM INVESTMENT
(cost $9,749,146)		$9,749,146

TOTAL INVESTMENTS (100.0%)
(cost $1,493,181,770)		$1,849,789,759

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		(342,783)
TOTAL NET ASSETS (100.0%)		$1,849,446,976

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the
Russell Investment Group and has been licensed for use by Rainier Investment Mangement, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2013, was as follows***:

Cost of investments	$1,493,181,770
Gross unrealized appreciation	366,770,512
Gross unrealized depreciation	(10,162,523)
Net unrealized appreciation	$356,607,989

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Equity Fund
Schedule of Investments
December 31, 2013 (Unaudited)

COMMON STOCKS (99.6%)	Shares	Value
CONSUMER DISCRETIONARY (19.2%)
Amazon.com, Inc.*	28,170	$11,233,914
Expedia, Inc.	164,380	11,450,711
Jarden Corp.*	201,140	12,339,939
Johnson Controls, Inc.	100,310	5,145,903
Las Vegas Sands Corp.	128,510	10,135,584
Lennar Corp. Cl. A	216,910	8,580,959
Liberty Global plc Cl. A*^	117,870	10,489,251
NIKE, Inc. Cl. B	114,870	9,033,377
priceline.com, Inc.*	8,990	10,449,976
Ralph Lauren Corp.	48,466	8,557,642
Sirius XM Holdings, Inc.*	2,635,590	9,198,209
The Walt Disney Co.	143,580	10,969,512
Total Consumer Discretionary		117,584,977

CONSUMER STAPLES (5.8%)
Church & Dwight Co., Inc.	110,078	7,295,970
Costco Wholesale Corp.	79,195	9,424,997
Monster Beverage Corp.*	161,660	10,955,698
The Estee Lauder Companies, Inc. Cl. A	105,334	7,933,757
Total Consumer Staples		35,610,422

ENERGY (7.9%)
Anadarko Petroleum Corp.	73,655	5,842,315
Continental Resources, Inc.*	103,640	11,661,573
EOG Resources, Inc.	67,950	11,404,728
FMC Technologies, Inc.*	140,420	7,331,328
Schlumberger Ltd.	137,303	12,372,373
Total Energy		48,612,317

FINANCIALS (15.9%)
BlackRock, Inc.	28,590	9,047,877
Citigroup, Inc.	379,289	19,764,750
Discover Financial Services	203,870	11,406,527
Hartford Financial Services Group, Inc.	251,580	9,114,744
IntercontinentalExchange Group, Inc. *	38,110	8,571,701
JPMorgan Chase & Co.	263,113	15,386,848
Morgan Stanley	567,090	17,783,942
The Goldman Sachs Group, Inc.	35,570	6,305,138
Total Financials		97,381,527

HEALTH CARE (14.9%)
Actavis plc*^	55,153	9,265,704
Allergan, Inc.	97,268	10,804,529
Biogen Idec, Inc.*	27,650	7,735,088
Celgene Corp.*	51,929	8,773,924
Express Scripts Holding Co.*	154,051	10,820,542
Gilead Sciences, Inc.*	213,666	16,057,000
Regeneron Pharmaceuticals, Inc.*	24,960	6,869,990
The Cooper Cos., Inc.	46,838	5,800,418
Thermo Fisher Scientific, Inc.	97,060	10,807,631

	Shares	Value
HEALTH CARE (14.9%) (Continued)
Zoetis, Inc.	129,813	$4,243,587
Total Health Care		91,178,413

INDUSTRIALS (12.8%)
B/E Aerospace, Inc.*	115,222	10,027,771
Eaton Corp. plc^	153,628	11,694,163
Fortune Brands Home & Security, Inc.	179,110	8,185,327
Honeywell International, Inc.	83,458	7,625,557
Precision Castparts Corp.	48,526	13,068,052
The Boeing Co.	72,950	9,956,945
Union Pacific Corp.	70,499	11,843,832
Verisk Analytics, Inc. Cl. A*	95,912	6,303,337
Total Industrials		78,704,984

INFORMATION TECHNOLOGY (20.5%)
Citrix Systems, Inc.*	70,307	4,446,918
eBay, Inc.*	121,757	6,683,242
Equinix, Inc.*	33,380	5,923,281
F5 Networks, Inc.*	78,810	7,160,677
Facebook, Inc. Cl. A*	130,120	7,112,359
FleetCor Technologies, Inc.*	53,090	6,220,555
Google, Inc. Cl. A*	17,226	19,305,350
LinkedIn Corp. Cl. A*	20,750	4,499,222
MasterCard, Inc. Cl. A	17,565	14,674,855
Salesforce.com, Inc.*	217,690	12,014,311
Visa, Inc. Cl. A	72,320	16,104,218
Yahoo!, Inc.*	372,830	15,077,245
Yandex NV Cl. A*^	143,870	6,207,991
Total Information Technology		125,430,224

MATERIALS (2.6%)
Ecolab, Inc.	34,961	3,645,384
The Sherwin-Williams Co.	65,910	12,094,485
Total Materials		15,739,869

TOTAL COMMON STOCKS
(cost $436,144,574)		$610,242,733

SHORT-TERM INVESTMENT (0.3%)
MONEY MARKET MUTUAL FUND (0.3%)
First American Treasury Obligations Fund
0.000% **	1,725,808	1,725,808
TOTAL SHORT-TERM INVESTMENT
(cost $1,725,808)		$1,725,808

TOTAL INVESTMENTS (99.9%)
(cost $437,870,382)		$611,968,541

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		761,685
TOTAL NET ASSETS (100.0%)		$612,730,226

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2013, was as follows***:

Cost of investments	$437,870,382
Gross unrealized appreciation	175,030,365
Gross unrealized depreciation	(932,206)
Net unrealized appreciation	$174,098,159

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Fund
Schedule of Investments
December 31, 2013 (Unaudited)

COMMON STOCKS (61.1%)	Shares	Value
CONSUMER DISCRETIONARY (11.8%)
Amazon.com, Inc.*	860	$342,959
Expedia, Inc.	5,060	352,480
Jarden Corp.*	6,200	380,370
Johnson Controls, Inc.	3,630	186,219
Las Vegas Sands Corp.	3,960	312,325
Lennar Corp. Cl. A	6,700	265,052
Liberty Global plc Cl. A*^	3,630	323,034
NIKE, Inc. Cl. B	3,540	278,386
priceline.com, Inc.*	270	313,848
Ralph Lauren Corp.	1,490	263,089
Sirius XM Holdings, Inc.*	85,390	298,011
The Walt Disney Co.	4,430	338,452
Total Consumer Discretionary		3,654,225

CONSUMER STAPLES (3.6%)
Church & Dwight Co., Inc.	3,400	225,352
Costco Wholesale Corp.	2,440	290,385
Monster Beverage Corp.*	4,990	338,172
The Estee Lauder Companies, Inc. Cl. A	3,260	245,543
Total Consumer Staples		1,099,452

ENERGY (4.9%)
Anadarko Petroleum Corp.	2,270	180,056
Continental Resources, Inc.*	3,190	358,939
EOG Resources, Inc.	2,090	350,786
FMC Technologies, Inc.*	4,410	230,246
Schlumberger Ltd.	4,230	381,165
Total Energy		1,501,192

FINANCIALS (9.7%)
BlackRock, Inc.	880	278,494
Citigroup, Inc.	11,690	609,166
Discover Financial Services	6,280	351,366
Hartford Financial Services Group, Inc.	7,780	281,870
IntercontinentalExchange Group, Inc.	1,170	263,156
JPMorgan Chase & Co.	8,105	473,980
Morgan Stanley	17,500	548,800
The Goldman Sachs Group, Inc.	1,100	194,986
Total Financials		3,001,818

HEALTH CARE (9.1%)
Actavis plc*^	1,700	285,600
Allergan, Inc.	2,995	332,685
Biogen Idec, Inc.*	850	237,787
Celgene Corp.*	1,600	270,336
Express Scripts Holding Co.*	4,750	333,640
Gilead Sciences, Inc.*	6,570	493,736
Regeneron Pharmaceuticals, Inc.*	770	211,935
The Cooper Cos., Inc.	1,430	177,091
ThermoFisher Scientific, Inc.	2,990	332,936
Zoetis, Inc.	4,022	131,479
Total Health Care		2,807,225

	Shares	Value
INDUSTRIALS (7.8%)
B/E Aerospace, Inc.*	3,550	$308,957
Eaton Corp. plc^	4,730	360,048
Fortune Brands Home & Security, Inc.	5,530	252,721
Honeywell International, Inc.	2,580	235,735
Precision Castparts Corp.	1,485	399,910
The Boeing Co.	2,250	307,102
Union Pacific Corp.	2,170	364,560
Verisk Analytics, Inc. Cl. A*	2,920	191,902
Total Industrials		2,420,935

INFORMATION TECHNOLOGY (12.6%)
Citrix Systems, Inc.*	2,230	141,048
eBay, Inc.*	3,770	206,935
Equinix, Inc.*	1,030	182,773
F5 Networks, Inc.*	2,430	220,790
Facebook, Inc. Cl. A*	4,030	220,280
FleetCor Technologies, Inc.*	1,680	196,846
Google, Inc. Cl. A*	530	593,976
LinkedIn Corp. Cl. A*	660	143,108
MasterCard, Inc. Cl. A	540	451,148
Salesforce.com, Inc.*	6,700	369,773
Visa, Inc. Cl. A	2,218	493,904
Yahoo!, Inc.*	11,470	463,847
Yandex NV Cl. A*^	4,530	195,469
Total Information Technology		3,879,897

MATERIALS (1.6%)
Ecolab, Inc.	1,110	115,740
The Sherwin-Williams Co.	2,030	372,505
Total Materials		488,245

TOTAL COMMON STOCKS
(cost $13,379,912)		$18,852,989

DEBT SECURITIES (38.0%)	Principal Amount
CORPORATE BONDS (26.4%)
BEVERAGES (0.5%)
Coca-Cola Femsa S.A.B. de CV^
2.375%, 11/26/2018	$150,000	149,267
Total Beverages		149,267

CAPITAL MARKETS (3.6%)
BlackRock, Inc.
5.000%, 12/10/2019	125,000	141,320
Morgan Stanley:
4.750%, 04/01/2014	160,000	161,282
4.750%, 03/22/2017	85,000	92,832
State Street Corp.
2.875%, 03/07/2016	295,000	307,147
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	360,000	409,670
Total Capital Markets		1,112,251

COMMERCIAL BANKS (6.1%)
Bank Of Nova Scotia^
2.050%, 10/30/2018	435,000	431,409

	Principal Amount	Value
COMMERCIAL BANKS (6.1%) (Continued)
Comerica, Inc.
3.000%, 09/16/2015	$150,000	$155,754
Royal Bank of Canada:^
2.875%, 04/19/2016	300,000	312,868
1.450%, 09/09/2016	180,000	182,669
Wachovia Corp.
5.625%, 10/15/2016	385,000	432,737
Westpac Banking Corp.^
2.000%, 08/14/2017	375,000	377,567
Total Commercial Banks		1,893,004

COMMUNICATIONS EQUIPMENT (0.7%)
Cisco Systems, Inc.
4.450%, 01/15/2020	205,000	223,884
Total Communications Equipment		223,884

COMPUTERS & PERIPHERALS (0.8%)
Hewlett-Packard Co.
3.000%, 09/15/2016	245,000	255,020
Total Computers & Peripherals		255,020

CONSUMER FINANCE (3.5%)
American Express Co.:
6.150%, 08/28/2017	150,000	173,198
7.000%, 03/19/2018	270,000	322,908
American Honda Finance Corp.
2.125%, 10/10/2018	115,000	114,656
Toyota Motor Credit Corp.
3.300%, 01/12/2022	465,000	465,950
Total Consumer Finance		1,076,712

DIVERSIFIED FINANCIAL SERVICES (5.7%)
Bank of America Corp.
5.650%, 05/01/2018	230,000	262,057
Citigroup, Inc.
5.000%, 09/15/2014	460,000	473,186
General Electric Capital Corp.
5.625%, 09/15/2017	415,000	472,502
ORIX Corp.^
4.710%, 04/27/2015	65,000	67,788
The Bear Stearns & Cos., Inc.
5.550%, 01/22/2017	440,000	490,724
Total Diversified Financial Services		1,766,257

DIVERSIFIED TELECOMMUNICATION (0.3%)
Verizon Communications, Inc.
4.500%, 09/15/2020	70,000	75,048
Total Diversified Telecommunication		75,048

FOOD PRODUCTS (0.3%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	75,000	78,977
Total Food Products		78,977

	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES (0.2%)
Baxter International, Inc.
3.200%, 06/15/2023	$35,000	$33,504
Medtronic, Inc.
2.750%, 04/01/2023	35,000	32,440
Total Health Care Providers & Services		65,944

INSURANCE (2.8%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	290,000	309,420
2.600%, 11/23/2015	85,000	87,978
MetLife, Inc.
6.750%, 06/01/2016	200,000	227,535
The Travelers Cos., Inc.
5.900%, 06/02/2019	200,000	234,436
Total Insurance		859,369

OIL, GAS & CONSUMABLE FUELS (0.8%)
Shell International Financial BV^
4.375%, 03/25/2020	125,000	137,219
Total Capital SA^
4.450%, 06/24/2020	95,000	103,631
Total Oil, Gas & Consumable Fuels		240,850

PHARMACEUTICALS (0.5%)
AstraZeneca plc^
1.950%, 09/18/2019	40,000	38,917
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	70,000	64,959
Sanofi^
1.250%, 04/10/2018	55,000	53,604
Total Pharmaceuticals		157,480

REAL ESTATE (0.6%)
Simon Property Group LP
5.875%, 03/01/2017	165,000	185,181
Total Real Estate		185,181

TOTAL CORPORATE BONDS
(cost $7,747,119)		$8,139,244

MORTGAGE PASS-THROUGH SECURITIES (0.7%)
Federal National Mortgage Association
Pool# 725690, 6.000%, 08/01/2034	183,338	206,110
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $183,350)		$206,110

U.S. GOVERNMENT AGENCY (3.0%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	920,906
TOTAL U.S. GOVERNMENT AGENCY
(cost $825,000)		$920,906

U.S. TREASURY NOTES (7.9%)
0.250%, 09/30/2015	680,000	679,429
0.625%, 10/15/2016	360,000	359,367
1.375%, 09/30/2018	135,000	133,360

	Principal Amount	Value
U.S. TREASURY NOTES (7.9%) (Continued)
2.000%, 09/30/2020	$715,000	$698,996
1.750%, 05/15/2023	640,000	576,925
TOTAL U.S. TREASURY NOTES
(cost $2,486,638)		$2,448,077
TOTAL DEBT SECURITIES
(cost $11,242,107)		$11,714,337

	Shares
SHORT-TERM INVESTMENT (0.1%)
MONEY MARKET FUND (0.1%)
First American Treasury Obligations Fund
0.000% **	39,734	$39,734
TOTAL SHORT-TERM INVESTMENT
(cost $39,734)		$39,734

TOTAL INVESTMENTS (99.2%)
(cost $24,661,753)		$30,607,060

OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)		245,928
TOTAL NET ASSETS (100.0%)		$30,852,988

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2013, was as follows***:

Cost of investments		$24,661,753
Gross unrealized appreciation		6,029,046
Gross unrealized depreciation		(83,739)
Net unrealized appreciation		$5,945,307

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Fund
Schedule of Investments
December 2013 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (98.0%)
CORPORATE BONDS (68.5%)
AEROSPACE & DEFENSE (0.0%)
United Technologies Corp.
1.800%, 06/01/2017	$5,000	$5,081
Total Aerospace & Defense		5,081

BEVERAGES (1.2%)
Coca-Cola Femsa S.A.B. de C.V.^
2.375%, 11/26/2018	1,360,000	1,353,352
Total Beverages		1,353,352

CAPITAL MARKETS (8.1%)
BlackRock, Inc.:
1.375%, 06/01/2015	35,000	35,450
5.000%, 12/10/2019	490,000	553,974
Morgan Stanley:
4.750%, 04/01/2014	1,505,000	1,517,058
4.750%, 03/22/2017	1,960,000	2,140,593
State Street Corp.
2.875%, 03/07/2016	2,080,000	2,165,648
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	2,157,000	2,454,608
Total Capital Markets		8,867,331

COMMERCIAL BANKS (15.5%)
Bank Of Nova Scotia^
2.050%, 10/30/2018	4,020,000	3,986,815
Comerica, Inc.
3.000%, 09/16/2015	945,000	981,248
Royal Bank of Canada:^
2.875%, 04/19/2016	3,280,000	3,420,692
1.450%, 09/09/2016	1,555,000	1,578,055
Wachovia Corp.
5.625%, 10/15/2016	3,800,000	4,271,170
Westpac Banking Corp.^
2.000%, 08/14/2017	2,740,000	2,758,758
Total Commercial Banks		16,996,738

COMMUNICATIONS EQUIPMENT (1.0%)
Cisco Systems, Inc.
4.450%, 01/15/2020	1,045,000	1,141,264
Total Communications Equipment		1,141,264

COMPUTERS & PERIPHERALS (2.2%)
Hewlett-Packard Co.
3.000%, 09/15/2016	2,296,000	2,389,900
Total Computers & Peripherals		2,389,900

	Principal Amount	Value
CONSUMER FINANCE (10.0%)
American Express Co.:
6.150%, 08/28/2017	$1,550,000	$1,789,711
7.000%, 03/19/2018	2,700,000	3,229,086
American Honda Finance Corp.
2.125%, 10/10/2018	1,070,000	1,066,797
Caterpillar Financial Services Corp.
1.650%, 04/01/2014	20,000	20,063
Toyota Motor Credit Corp.:
2.800%, 01/11/2016	2,175,000	2,274,028
2.050%, 01/12/2017	65,000	66,478
3.300%, 01/12/2022	2,480,000	2,485,067
Total Consumer Finance		10,931,230

DIVERSIFIED FINANCIAL SERVICES (13.7%)
Bank of America Corp.
5.650%, 05/01/2018	1,930,000	2,198,998
Citigroup, Inc.
5.000%, 09/15/2014	2,430,000	2,499,654
General Electric Capital Corp.:
2.900%, 01/09/2017	90,000	94,025
5.625%, 09/15/2017	4,095,000	4,662,403
ORIX Corp.^
4.710%, 04/27/2015	725,000	756,100
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	4,285,000	4,778,983
Total Diversified Financial Services		14,990,163

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Verizon Communications, Inc.
4.500%, 09/15/2020	675,000	723,680
Total Diversified Telecommunication Services		723,680

FOOD PRODUCTS (0.7%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	685,000	721,322
Total Food Products		721,322

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Baxter International, Inc.
3.200%, 06/15/2023	340,000	325,473
Medtronic, Inc.
2.750%, 04/01/2023	395,000	366,105
Total Health Care Equipment & Supplies		691,578

HEALTH CARE PROVIDERS & SERVICES (0.7%)
UnitedHealth Group, Inc.:
6.000%, 06/15/2017	15,000	17,228
6.000%, 02/15/2018	650,000	751,650
Total Health Care Providers & Services		768,878

	Principal Amount	Value
INSURANCE (5.2%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	$1,985,000	$2,117,925
2.600%, 11/23/2015	445,000	460,591
MetLife, Inc.
6.750%, 06/01/2016	1,330,000	1,513,108
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,390,000	1,629,330
Total Insurance		5,720,954

MEDIA (0.7%)
Thomson Reuters Corp.^
6.500%, 07/15/2018	635,000	736,976
Total Media		736,976

OIL, GAS & CONSUMABLE FUELS (3.6%)
Shell International Financial BV^
4.375%, 03/25/2020	835,000	916,621
Statoil ASA^
3.125%, 08/17/2017	1,985,000	2,085,503
Total Capital SA:^
3.000%, 06/24/2015	5,000	5,181
4.450%, 06/24/2020	835,000	910,860
Total Oil, Gas & Consumable Fuels		3,918,165

PHARMACEUTICALS (2.5%)
AstraZeneca plc^
1.950%, 09/18/2019	290,000	282,147
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	690,000	640,315
Novartis Capital Corp.
4.125%, 02/10/2014	1,290,000	1,295,072
Sanofi^
1.250%, 04/10/2018	540,000	526,295
Total Pharmaceuticals		2,743,829

REAL ESTATE (1.4%)
Simon Property Group LP:
5.750%, 12/01/2015	25,000	27,090
5.875%, 03/01/2017	1,400,000	1,571,230
Total Real Estate		1,598,320

TRANSPORTATION (0.7%)
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	800,000	823,130
Total Transportation		823,130

TOTAL CORPORATE BONDS
(cost $71,924,099)		$75,121,891

MORTGAGE PASS-THROUGH SECURITIES (0.7%)
Federal Home Loan Mortgage Corp.
Pool #G0-2267, 6.500%, 08/01/2036	47,436	52,813
		52,813

	Principal Amount	Value
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	$190,883	$214,591
Pool #255813, 5.000%, 08/01/2035	131,311	142,834
Pool #735897, 5.500%, 10/01/2035	121,182	133,574
Pool #256022, 5.500%, 12/01/2035	173,574	191,285
		682,284
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $660,534)		$735,097

U.S. GOVERNMENT AGENCY (4.0%)
Federal Home Loan Bank
5.625%, 06/13/2016	1,550,000	1,730,188
		1,730,188
Federal Home Loan Mortgage Corp.
5.250%, 04/18/2016	1,100,000	1,219,218
		1,219,218
Federal National Mortgage Association
4.375%, 10/15/2015	810,000	867,482
2.250%, 03/15/2016	550,000	570,707
		1,438,189
TOTAL U.S. GOVERNMENT AGENCY
(cost $4,074,137)		$4,387,595

U.S. TREASURY NOTES (24.8%)
0.250%, 09/30/2014	1,300,000	1,301,143
0.250%, 09/30/2015	8,655,000	8,647,730
0.625%, 10/15/2016	1,905,000	1,901,651
1.375%, 09/30/2018	1,730,000	1,708,984
2.000%, 09/30/2020	8,175,000	7,992,019
1.750%, 05/15/2023	6,300,000	5,679,103
TOTAL U.S. TREASURY NOTES
(cost $27,681,936)		$27,230,630

TOTAL DEBT SECURITIES
(cost $104,340,706)		$107,475,213

	Shares
SHORT-TERM INVESTMENT (1.3%)
MONEY MARKET MUTUAL FUND (1.3%)
First American Treasury Obligations Fund	1,480,962	1,480,962
0.000%*
TOTAL SHORT-TERM INVESTMENT
(cost $1,480,962)		$1,480,962

TOTAL INVESTMENTS (99.3%)
(cost $105,821,668)		$108,956,175

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)		784,114
TOTAL NET ASSETS (100.0%)		$109,740,289

* Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2013, was as follows**:

Cost of investments	$105,821,668
Gross unrealized appreciation	3,734,598
Gross unrealized depreciation	(600,091)
Net unrealized appreciation	$3,134,507

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Fund
Schedule of Investments
December 31, 2013 (Unaudited)

COMMON STOCKS (98.6%)	Shares	Value
CONSUMER DISCRETIONARY (22.3%)
AMC Networks, Inc. Cl. A*	129,040	$8,788,914
BorgWarner, Inc.	283,800	15,867,258
Brunswick Corp.	261,520	12,045,611
Dillard's, Inc. Cl. A	103,950	10,104,980
Discovery Communications, Inc. Cl. A*	121,450	10,981,509
Dunkin' Brands Group, Inc.	165,490	7,976,618
Five Below, Inc.*	96,230	4,157,136
Fortune Brands Home & Security, Inc.	451,820	20,648,174
Harman International Industries, Inc.	173,140	14,171,509
HomeAway, Inc.*	179,740	7,347,771
Johnson Controls, Inc.	188,240	9,656,712
Lennar Corp. Cl. A	194,000	7,674,640
Lions Gate Entertainment Corp.^	240,280	7,607,265
Live Nation Entertainment, Inc.*	240,970	4,761,567
Mohawk Industries, Inc.*	133,400	19,863,260
Norwegian Cruise Line Holdings Ltd.*^	152,400	5,405,628
PVH Corp.	49,910	6,788,758
Ralph Lauren Corp.	51,220	9,043,915
Tractor Supply Co.	118,020	9,155,992
Ulta Salon, Cosmetics & Fragrance, Inc.*	36,260	3,499,815
Under Armour, Inc. Cl. A*	53,700	4,688,010
Urban Outfitters, Inc.*	126,830	4,705,393
WABCO Holdings, Inc.*	56,570	5,284,204
Wynn Resorts Ltd.	25,350	4,923,224
Total Consumer Discretionary		215,147,863

CONSUMER STAPLES (5.1%)
Church & Dwight Co., Inc.	173,820	11,520,790
GNC Holdings, Inc. Cl. A	90,370	5,282,126
Green Mountain Coffee Roasters, Inc.*	87,450	6,609,471
Monster Beverage Corp.*	147,910	10,023,861
The Hain Celestial Group, Inc.*	100,840	9,154,255
Tyson Foods, Inc. Cl. A	197,400	6,605,004
Total Consumer Staples		49,195,507

ENERGY (6.5%)
FMC Technologies, Inc.*	143,590	7,496,834
Marathon Petroleum Corp.	64,090	5,878,975
Oasis Petroleum, Inc.*	437,440	20,546,557
Oceaneering International, Inc.	109,110	8,606,597
SM Energy Co.	240,870	20,018,706
Total Energy		62,547,669

FINANCIAL SERVICES (18.4%)
Affiliated Managers Group, Inc.*	66,630	14,450,714
Alliance Data Systems Corp.*	25,590	6,728,379
BankUnited, Inc.	143,250	4,715,790
Brown & Brown, Inc.	240,970	7,564,048
Discover Financial Services	263,870	14,763,527
East West Bancorp, Inc.	105,790	3,699,476

	Shares	Value
FINANCIAL SERVICES (18.4%) (Continued)
First Republic Bank	73,950	$3,871,283
FleetCor Technologies, Inc.*	24,890	2,916,361
Hartford Financial Services Group, Inc.	124,070	4,495,056
IntercontinentalExchange Group, Inc.	54,760	12,316,619
Invesco Ltd.^	245,710	8,943,844
Jones Lang LaSalle, Inc.	143,550	14,698,085
LaSalle Hotel Properties	300,920	9,286,391
Lazard Ltd. Cl. A^	230,950	10,466,654
Mid-America Apartment Communities, Inc.	156,200	9,487,588
Ocwen Financial Corp.*	239,570	13,284,157
Raymond James Financial, Inc.	265,610	13,862,186
Signature Bank*	129,450	13,905,519
Vantiv, Inc. Cl. A*	260,530	8,495,883
Total Financial Services		177,951,560

HEALTH CARE (9.6%)
Actavis plc*^	73,190	12,295,920
BioMarin Pharmaceutical, Inc.*	70,960	4,986,359
Catamaran Corp.*^	167,370	7,946,728
Illumina, Inc.*	54,750	6,056,445
Incyte Corp.*	76,800	3,888,384
Medivation, Inc.*	58,850	3,755,807
Perrigo Co. plc^	115,710	17,756,857
ResMed, Inc.	122,100	5,748,468
Salix Pharmaceuticals Ltd.*	66,580	5,988,205
Shire plc - ADR^	47,250	6,675,953
The Cooper Cos., Inc.	92,160	11,413,094
Zoetis, Inc.	186,570	6,098,973
Total Health Care		92,611,193

MATERIALS AND PROCESSING (7.2%)
Eagle Materials, Inc.	130,160	10,078,289
Ecolab, Inc.	51,440	5,363,649
Hexcel Corp.*	335,730	15,003,774
Ingersoll-Rand plc^	130,990	8,068,984
Methanex Corp.^	115,700	6,854,068
Packaging Corp. of America	154,890	9,801,439
Precision Castparts Corp.	38,975	10,495,967
The Sherwin-Williams Co.	20,930	3,840,655
Total Materials and Processing		69,506,825

PRODUCER DURABLES (14.8%)
A.O. Smith Corp.	179,570	9,686,006
Air Lease Corp.	238,700	7,418,796
B/E Aerospace, Inc.*	216,390	18,832,422
Genesee & Wyoming, Inc. Cl. A*	81,270	7,805,983
Kansas City Southern	97,240	12,041,229
Kennametal, Inc.	102,200	5,321,554
Kirby Corp.*	67,540	6,703,345
MasTec, Inc.*	197,630	6,466,454
Quanta Services, Inc.*	453,890	14,324,768
Rockwell Automation, Inc.	104,510	12,348,901
Southwest Airlines Co.	452,630	8,527,549
United Rentals, Inc.*	249,960	19,484,382
Verisk Analytics, Inc. Cl. A*	80,240	5,273,373
Wabtec Corp.	114,680	8,517,284
Total Producer Durables		142,752,046

	Shares	Value
TECHNOLOGY (13.0%)
Amphenol Corp. Cl. A	116,780	$10,414,440
Avago Technologies Ltd.	161,780	8,556,544
Cadence Design Systems, Inc.*	410,410	5,753,948
CommVault Systems, Inc.*	76,220	5,707,354
Concur Technologies, Inc.*	92,210	9,514,228
F5 Networks, Inc.*	84,490	7,676,761
Fortinet, Inc.*	236,740	4,528,836
Gartner, Inc.*	148,720	10,566,556
LinkedIn Corp. Cl. A*	56,720	12,298,598
Microchip Technology, Inc.	181,400	8,117,650
NCR Corp.*	225,850	7,692,451
NXP Semiconductors NV*^	349,630	16,058,506
ServiceNow, Inc.*	121,340	6,796,254
The Ultimate Software Group, Inc.*	48,100	7,369,882
TIBCO Software, Inc.*	207,890	4,673,367
Total Technology		125,725,375

UTILITIES (1.7%)
ALLETE, Inc.	56,380	2,812,234
American Water Works Co., Inc.	317,930	13,435,722
Total Utilities		16,247,956

TOTAL COMMON STOCKS
(cost $767,455,333)		$951,685,994

SHORT-TERM INVESTMENT (0.8%)
MONEY MARKET MUTUAL FUND (0.8%)
First American Treasury Obligations Fund
0.000% **	7,922,192	7,922,192
TOTAL SHORT-TERM INVESTMENT
(cost $7,922,192)		$7,922,192

TOTAL INVESTMENTS (99.4%)
(cost $775,377,525)		$959,608,186

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)		5,415,644
TOTAL NET ASSETS (100.0%)		$965,023,830

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the
Russell Investment Group and has been licensed for use by Rainier Investment Mangement, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2013, was as follows***:

Cost of investments		$775,377,525
Gross unrealized appreciation		187,678,277
Gross unrealized depreciation		(3,447,616)
Net unrealized appreciation		$184,230,661

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (96.8%)
ASSET-BACKED SECURITIES (1.1%)
SERVICES (1.1%)
US Airways 2013-1 Class B Pass Through Trust
Series 2013-1, 5.375%, 05/15/2023	$500,000	$492,500
Total Services
TOTAL ASSET-BACKED SECURITIES
(cost $500,000)		$492,500

CORPORATE BONDS (95.7%)
AUTOMOTIVE (3.3%)
Delphi Corp.
6.125%, 05/15/2021	250,000	278,438
Lear Corp.
8.125%, 03/15/2020	400,000	443,000
Tenneco, Inc.
6.875%, 12/15/2020	240,000	263,400
The Goodyear Tire & Rubber Co.
7.000%, 05/15/2022	500,000	540,625
Total Automotive		1,525,463

BASIC INDUSTRY (10.0%)
Cascades, Inc.:^
7.750%, 12/15/2017	200,000	209,000
7.875%, 01/15/2020	250,000	268,750
Domtar Corp.
10.750%, 06/01/2017	300,000	374,713
Griffon Corp.
7.125%, 04/01/2018	700,000	745,500
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	1,000,000	1,030,000
Magnetation LLC / Magnetation Finance Corp.
11.000%, 05/15/2018*
(Acquired 05/15/2013 and 08/23/2013, Cost $815,358)	800,000	876,000
Masco Corp.
5.850%, 03/15/2017	285,000	314,212
PetroLogistics LP / PetroLogistics Finance Corp.
6.250%, 04/01/2020*
(Acquired 03/22/2013 and 04/18/2013, Cost $758,319)	750,000	755,625
Total Basic Industry		4,573,800

CAPITAL GOODS (7.2%)
B/E Aerospace, Inc.
5.250%, 04/01/2022	500,000	510,000
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	250,000	272,500
General Cable Corp.
6.500%, 10/01/2022*
(Acquired 09/20/2012 and 10/24/2013, Cost $598,375)	600,000	591,000

	Principal Amount	Value
CAPITAL GOODS (7.2%) (Continued)
Graphic Packaging International, Inc.
7.875%, 10/01/2018	$100,000	$108,875
Greif, Inc.
7.750%, 08/01/2019	300,000	342,000
Milacron LLC / Milacron Finance Sub LLC
8.375%, 05/15/2019*
(Acquired 04/20/2012, Cost $505,289)	500,000	560,000
Spirit Aerosystems, Inc.
6.750%, 12/15/2020	600,000	648,750
SPX Corp.
6.875%, 09/01/2017	250,000	283,750
Total Capital Goods		3,316,875

CONSUMER CYCLICAL (3.7%)
Claire's Stores, Inc.
6.125%, 03/15/2020*
(Acquired 03/07/2013, Cost $100,000)	100,000	97,000
7.750%, 06/01/2020*
(Acquired 05/09/2013, 07/10/2013, 10/09/2013 and 12/17/2013, Cost $481,194)	500,000	467,500
Levi Strauss & Co.
7.625%, 05/15/2020	600,000	661,500
Serta Simmons Holdings LLC
8.125%, 10/01/2020*
(Acquired 09/19/2012, Cost $250,000)	250,000	273,125
Wolverine World Wide, Inc.
6.125%, 10/15/2020	200,000	215,000
Total Consumer Cyclical		1,714,125

CONSUMER NON-CYCLICAL (1.8%)
Jarden Corp.
7.500%, 01/15/2020	100,000	108,500
JBS USA LLC / JBS USA Finance Corp.
7.250%, 06/01/2021*
(Acquired 09/13/2013, Cost $499,989)	500,000	522,500
Post Holdings, Inc.
6.750%, 12/01/2021*
(Acquired 11/13/2013, Cost $100,000)	100,000	103,750
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020	100,000	108,250
Total Consumer Non-Cyclical		843,000

ENERGY (17.3%)
Access Midstream Partners LP / ACMP Finance Corp.
4.875%, 05/15/2023	250,000	242,500
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.000%, 05/20/2022	1,000,000	1,090,000
Atlas Pipeline Partners LP
6.625%, 10/01/2020	100,000	105,000
Bill Barrett Corp.
7.625%, 10/01/2019	600,000	648,000
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	900,000	1,003,500
Chesapeake Energy Corp.
6.625%, 08/15/2020	500,000	561,250
Concho Resources, Inc.
5.500%, 10/01/2022	500,000	518,750

	Principal Amount	Value
ENERGY (17.3%) (Continued)
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	$500,000	$518,750
Parker Drilling Co.
7.500%, 08/01/2020*
(Acquired 07/25/2013, Cost $301,907)	300,000	316,125
Regency Energy Partners LP
5.500%, 04/15/2023	500,000	490,000
Shelf Drilling Holdings Ltd.^
8.625%, 11/01/2018*
(Acquired 10/10/2012, Cost $1,000,000)	1,000,000	1,085,000
SM Energy Co.
6.500%, 11/15/2021	300,000	319,500
Tesoro Corp.
5.375%, 10/01/2022	1,000,000	1,017,500
Total Energy		7,915,875

FINANCIALS (15.2%)
Aircastle Ltd.^
9.750%, 08/01/2018	1,050,000	1,149,750
Air Lease Corp.
5.625%, 04/01/2017	500,000	551,875
International Lease Finance Corp.:
6.250%, 05/15/2019	750,000	815,625
8.250%, 12/15/2020	150,000	175,875
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.375%, 04/01/2020*
(Acquired 03/19/2013, Cost $1,011,410)	1,000,000	1,045,000
JPMorgan Chase & Co.
6.000%, 12/29/2049	1,000,000	961,250
Royal Bank of Scotland Group plc^
6.000%, 12/19/2023	1,500,000	1,512,555
SLM Corp.
5.500%, 01/25/2023	800,000	759,774
Total Financials		6,971,704

HEALTH CARE (5.4%)
HCA, Inc.:
8.500%, 04/15/2019	300,000	318,750
7.250%, 09/15/2020	300,000	327,750
HealthSouth Corp.
7.750%, 09/15/2022	404,000	444,400
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/2020	100,000	103,875
Salix Pharmaceuticals, Inc.
6.000%, 01/15/2021*
(Acquired 12/12/2013, Cost $756,864)	750,000	770,625
Select Medical Corp.
6.375%, 06/01/2021	500,000	491,250
Total Health Care		2,456,650

MEDIA (1.3%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	467,000
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	100,000	108,750
Total Media		575,750

	Principal Amount	Value
SERVICES (8.5%)
Cinemark USA, Inc.
4.875%, 06/01/2023	$350,000	$330,750
Clean Harbors, Inc.:
5.250%, 08/01/2020	100,000	103,500
5.125%, 06/01/2021	100,000	101,500
DigitalGlobe, Inc.
5.250%, 02/01/2021*
(Acquired 01/25/2013, Cost $500,000)	500,000	490,000
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	280,000
MGM Resorts International
7.750%, 03/15/2022	1,000,000	1,122,500
The Hertz Corp.
6.750%, 04/15/2019	200,000	216,500
United Rentals North America, Inc.:
9.250%, 12/15/2019	200,000	224,000
8.375%, 09/15/2020	600,000	672,000
West Corp.
8.625%, 10/01/2018	300,000	327,750
Total Services		3,868,500

TECHNOLOGY & ELECTRONICS (7.9%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	900,000	897,750
Alliance Data Systems Corp.
6.375%, 04/01/2020*
(Acquired 03/22/2012 and 12/13/2012, Cost $256,288)	250,000	263,125
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	729,750
Brightstar Corp.
7.250%, 08/01/2018*
(Acquired 07/26/2013, Cost $989,730)	1,000,000	1,095,000
Flextronics International Ltd.^
4.625%, 02/15/2020	100,000	98,000
Nokia Corp.^
5.375%, 05/15/2019	500,000	521,250
Total Technology & Electronics		3,604,875

TELECOMMUNICATION SERVICES (12.5%)
CenturyLink, Inc.
5.625%, 04/01/2020	100,000	102,250
Frontier Communications Corp.:
8.500%, 04/15/2020	500,000	562,500
9.250%, 07/01/2021	250,000	289,375
GCI, Inc.
8.625%, 11/15/2019	100,000	106,750
Intelsat Jackson Holdings SA^
7.250%, 10/15/2020	250,000	274,687
Level 3 Communications, Inc.
11.875%, 02/01/2019	350,000	404,250
MetroPCS Wireless, Inc.:
7.875%, 09/01/2018	250,000	269,063
6.250%, 04/01/2021*
(Acquired 03/08/2013, Cost $250,000)	250,000	260,312
Sprint Capital Corp.
6.875%, 11/15/2028	1,075,000	1,018,563

	Principal Amount	Value
TELECOMMUNICATION SERVICES (12.5%) (Continued)
T-Mobile USA, Inc.
6.500%, 01/15/2024	$1,000,000	$1,015,000
Windstream Corp.:
7.875%, 11/01/2017	250,000	286,875
7.500%, 06/01/2022	250,000	256,875
Zayo Group LLC
10.125%, 07/01/2020	750,000	868,125
Total Telecommunication Services		5,714,625

UTILITIES (1.6%)
NRG Energy, Inc.
6.625%, 03/15/2023	250,000	253,125
Plains Exploration & Production Co.
6.750%, 02/01/2022	250,000	275,573
The AES Corp.
7.375%, 07/01/2021	200,000	226,500
Total Utilities		755,198

TOTAL CORPORATE BONDS
(cost $41,407,533)		$43,836,440

TOTAL DEBT SECURITIES
(cost $41,907,533)		$44,328,940

COMMON STOCKS (0.6%)	Shares
BASIC INDUSTRY (0.6%)
PetroLogistics LP	22,500	262,125
Total Basic Industry		262,125

TOTAL COMMON STOCKS
(cost $287,472)		$262,125

SHORT-TERM INVESTMENT (1.7%)
MONEY MARKET FUND (1.7%)
First American Treasury Obligations Fund
0.000%**	777,910	777,910
TOTAL SHORT-TERM INVESTMENT
(cost $777,910)		$777,910

TOTAL INVESTMENTS (99.1%)
(cost $42,972,915)		$45,368,975

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		429,209
TOTAL NET ASSETS (100.0%)		$45,798,184

* Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2013, the value of these securities totaled $9,571,687 or 20.9% of the Fund's net assets.

** Rate quoted is seven-day yield period end.
^ U.S. Dollar denominated foreign security.

Securities are classified based on the Bank of America Merrill Lynch U.S. High Yield Master II Index.

The cost basis of investment for federal income tax purposes at December 31, 2013, was as follows***:

Cost of investments	$42,972,915
Gross unrealized appreciation	2,583,942
Gross unrealized depreciation	(187,882)
Net unrealized appreciation	$2,396,060

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier International Discovery Fund
Schedule of Investments
December 31, 2013 (Unaudited)

COMMON STOCKS (98.1%)	Shares	Value
AUSTRALIA (0.7%)
REA Group Ltd.	5,840	$196,900
Total Australia		196,900

BRAZIL (0.7%)
Kroton Educacional SA	12,400	206,347
Total Brazil		206,347

CAMBODIA (0.7%)
NagaCorp Ltd.	202,000	212,829
Total Cambodia		212,829

CANADA (5.4%)
AutoCanada, Inc.	6,200	267,845
Avigilon Corp.*	8,600	248,953
Dollarama, Inc.	6,570	545,577
Methanex Corp.	4,300	254,296
Raging River Exploration, Inc.*	44,800	284,257
Total Canada		1,600,928

CHINA (2.7%)
CIMC Enric Holdings Ltd.	184,000	296,609
Qunar Cayman Islands Ltd. - ADR*	5,600	148,568
SouFun Holdings Ltd. - ADR	2,100	173,061
Vipshop Holdings Ltd. - ADR*	2,200	184,096
Total China		802,334

DENMARK (5.7%)
GN Store Nord A/S	14,150	347,569
Matas A/S*	13,390	370,384
Pandora A/S	10,350	561,136
SimCorp A/S	10,340	407,098
Total Denmark		1,686,187

FRANCE (3.4%)
Eurofins Scientific SA	2,695	728,529
Ingenico SA	3,360	269,391
Total France		997,920

GERMANY (8.9%)
Duerr AG	6,380	568,837
KION Group AG*	6,070	256,570
Krones AG	3,260	279,986
United Internet AG	13,740	584,456
Wirecard AG	23,613	932,793
Total Germany		2,622,642

	Shares	Value
HONG KONG (5.0%)
Haier Electronics Group Co. Ltd.	107,000	$310,473
Samsonite International SA	88,350	268,891
Techtronic Industries Co.	241,000	683,750
Xinyi Glass Holdings Ltd.	246,000	216,994
Total Hong Kong		1,480,108

INDONESIA (0.7%)
Kalbe Farma Tbk PT	1,960,500	201,366
Total Indonesia		201,366

IRELAND (1.2%)
Smurfit Kappa Group plc	14,730	361,917
Total Ireland		361,917

ITALY (8.1%)
Banca Generali SpA	26,030	806,074
Brembo SpA	13,880	373,876
Moncler SpA*	8,630	187,583
Prysmian SpA	20,501	527,684
Salvatore Ferragamo SpA	6,270	238,500
Yoox SpA*	5,720	256,531
Total Italy		2,390,248

JAPAN (17.6%)
AEON Financial Services Co. Ltd.	8,300	222,258
Fujitec Co. Ltd.	24,000	311,537
Hitachi Capital Corp.	6,800	197,911
Hitachi Metals Ltd.	29,000	409,211
Kakaku.com, Inc.	18,700	327,974
Kanamoto Co. Ltd.	22,000	558,409
M3, Inc.	120	300,256
Park24 Co. Ltd.	14,400	271,154
Pigeon Corp.	15,000	726,427
Ship Healthcare Holdings, Inc.	6,300	244,378
Start Today Co. Ltd.	19,500	483,473
Suruga Bank Ltd.	14,000	250,726
Tadano Ltd.	21,000	281,170
United Arrows Ltd.	4,300	160,877
Yaskawa Electric Corp.	26,600	420,053
Total Japan		5,165,814

MEXICO (0.6%)
Alsea S.A.B. de C.V.	60,780	189,884
Total Mexico		189,884

NETHERLANDS (0.7%)
Gemalto NV	1,830	201,428
Total Netherlands		201,428

	Shares	Value
PHILIPPINES (2.5%)
Alliance Global Group, Inc.	634,900	$369,074
Universal Robina Corp.	140,010	356,788
Total Philippines		725,862

SINGAPORE (1.6%)
Ezion Holdings Ltd.	264,076	464,558
Total Singapore		464,558

SOUTH KOREA (0.9%)
Kolao Holdings	9,847	252,402
Total South Korea		252,402

SPAIN (1.1%)
Bankinter SA	44,970	308,523
Total Spain		308,523

SWEDEN (2.6%)
Hexpol AB	4,738	355,064
Intrum Justitia AB	15,110	422,864
Total Sweden		777,928

SWITZERLAND (2.1%)
Burckhardt Compression Holding AG	590	258,607
U-Blox AG	3,210	345,991
Total Switzerland		604,598

TAIWAN (1.1%)
Eclat Textile Co. Ltd.	29,760	335,510
Total Taiwan		335,510

THAILAND (0.6%)
Bangkok Dusit Medical Services PCL	47,920	171,351
Total Thailand		171,351

UNITED KINGDOM (23.5%)
Ashtead Group plc	50,956	641,296
Aveva Group plc	4,545	162,870
Babcock International Group plc	37,220	835,151
Blinkx plc*	190,020	645,850
Bovis Homes Group plc	26,940	353,769
Close Brothers Group plc	26,390	599,574
Essentra plc	37,320	530,865
Hikma Pharmaceuticals plc	11,170	222,149
Jupiter Fund Management plc	67,150	428,111
Redrow plc	77,380	399,791
Rightmove plc	9,100	412,897
Savills plc	40,350	431,644
St. James's Place plc	60,180	725,492
Ted Baker plc	13,760	521,799
Total United Kingdom		6,911,258

TOTAL COMMON STOCKS
(cost $21,616,952)		$28,868,842

	Shares	Value
SHORT-TERM INVESTMENT (4.5%)
MONEY MARKET MUTUAL FUND (4.5%)
First American Treasury Obligations Fund
0.000% **	1,338,896	$1,338,896
TOTAL SHORT-TERM INVESTMENT
(cost $1,338,896)		$1,338,896

TOTAL INVESTMENTS (102.6%)
(cost $22,955,848)		$30,207,738

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.6%)		(766,569)
TOTAL NET ASSETS (100.0%)		$29,441,169

Sector Diversification	Percentage
Consumer Discretionary	28.4%
Industrials	20.0%
Information Technology	16.0%
Financials	13.5%
Health Care	7.5%
Materials	6.5%
Consumer Staples	3.7%
Energy	2.5%
Total Portfolio	98.1%
Short-Term Investment and Liabilities in Excess of Other Assets	1.9%
Total Net Assets	100.0%

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2013, was as follows***:

Cost of investments		$22,955,848
Gross unrealized appreciation		7,701,391
Gross unrealized depreciation		(449,501)
Net unrealized appreciation		$7,251,890

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at December 31, 2013

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Equity securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis and fixed income holdings in the Balanced, Intermediate Fixed Income and High Yield Funds on certain bond market holidays. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met.  When adjustment factors are used, these valuations are categorized as Level 2.

Debt securities held by the Funds are valued by the Funds' primary pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. These are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser's Pricing Committee will determine a price in accordance with the Security Valuation Policy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of December 31, 2013:

Rainier Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$610,242,733	$-	$-	$610,242,733
Total Equity	610,242,733	-	-	610,242,733

Short-Term Investments	1,725,808	-	-	1,725,808
Total Investments in Securities	$611,968,541	$-	$-	$611,968,541

Rainier Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$951,685,994	$-	$-	$951,685,994
Total Equity	951,685,994	-	-	951,685,994

Short-Term Investments	7,922,192	-	-	7,922,192
Total Investments in Securities	$959,608,186	$-	$-	$959,608,186

Rainier Small/Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,840,040,613	$-	$-	$1,840,040,613
Total Equity	1,840,040,613	-	-	1,840,040,613

Short-Term Investments	9,749,146	-	-	9,749,146
Total Investments in Securities	$1,849,789,759	$-	$-	$1,849,789,759

Rainier Balanced Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$18,852,989	$-	$-	$18,852,989
Total Equity	18,852,989	-	-	18,852,989

Fixed Income
Mortgage Pass-Through Securities	-	206,110	-	206,110
Federal Agency Obligations	-	3,368,983	-	3,368,983
Corporate Bonds	-	8,139,244	-	8,139,244
Total Fixed Income	-	11,714,337	-	11,714,337

Short-Term Investments	39,734	-	-	39,734
Total Investments in Securities	$18,892,723	$11,714,337	$-	$30,607,060

Rainier Intermediate Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Mortgage Pass-Through Securities	$-	$735,097	$-	$735,097
Federal Agency Obligations	-	31,618,225	-	31,618,225
Corporate Bonds	-	75,121,891	-	75,121,891
Total Fixed Income	-	107,475,213	-	107,475,213

Short-Term Investments	1,480,962	-	-	1,480,962
Total Investments in Securities	$1,480,962	$107,475,213	$-	$108,956,175

Rainier High Yield Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$262,125	$-	$-	$262,125
Total Equity	262,125	-	-	262,125

Fixed Income
Asset Backed Securities	-	492,500	-	492,500
Corporate Bonds	-	43,836,440	-	43,836,440
Total Fixed Income	-	44,328,940	-	44,328,940

Short-Term Investments	777,910	-	-	777,910
Total Investments in Securities	$1,040,035	$44,328,940	$-	$45,368,975

Rainier International Discovery Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$28,868,842	$-	$-	$28,868,842
Total Equity	28,868,842	-	-	28,868,842

Short-Term Investments	1,338,896	-	-	1,338,896
Total Investments in Securities	$30,207,738	$-	$-	$30,207,738

Rainier International Discovery Fund (*)
Transfers out of Level 2	$(14,169,548)
Transfers into Level 1	$14,169,548
Net transfers	$-

* Transfers between Level 2 and Level 1 for the Rainier International Discovery Fund relate to the use of systematic fair valuation at the close of the prior annual reporting period ended March 31, 2013. On days when systematic fair valuation is used, certain
non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.There were no other transfers into or out of Level 1, Level 2 or Level 3 in the other Funds.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By     /s/ Melodie B. Zakaluk
Melodie B. Zakaluk
CEO, President, and CFO

Date  February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By     /s/ Melodie B. Zakaluk
Melodie B. Zakaluk
CEO, President, and CFO

Date   February 24, 2014